SCHEDULE OF CAPITALIZED SOFTWARE DEVELOPMENT COSTS (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Capitalized software, net - beginning balance, December 31, 2024			$ 1,540,121
Capitalized software development costs - 2025			1,568,778	$ 1,433,438	$ 1,701,471
Less accumulated amortization	$ (334,054)	$ (119,453)	(434,054)	$ (137,916)	(224,648)	0
Capitalized software development costs, net	2,674,845		2,674,845		1,540,121
Capitalized software - beginning balance, December 31, 2023
Capitalized software development costs - 2024					1,701,471
Less accumulated amortization					(161,350)	$ 0
Capitalized software development costs, net	$ 2,674,845		$ 2,674,845		$ 1,540,121